FI - Liabilities measured at fair value on recurring basis (Details 3) - CHF (SFr) SFr in Millions	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017
Liabilities
Due to banks	SFr 169	SFr 213	SFr 197
Customer deposits	3,407	3,371	3,511
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	9,457	15,740	15,262
Obligation to return securities received as collateral	45,522	41,227	38,074
Trading liabilities	42,776	44,755	39,119
Short-term borrowings	11,675	11,535	11,019
Long-term debt	62,205	61,536	63,628
Other liabilities	7,750	SFr 8,296	8,624
Netting impact	(131,100)		(137,100)
Recurring basis
Liabilities
Due to banks	169		197
Customer deposits	3,407		3,511
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	9,457		15,262
Obligation to return securities received as collateral	45,522		38,074
Trading liabilities	42,776		39,119
Trading liabilities, measured at net asset value per share	2		9
Short-term borrowings	11,675		11,019
Long-term debt	62,205		63,628
Other liabilities	7,750		8,624
Netting impact	(131,140)		(137,094)
Total liabilities at fair value	182,961		179,434
Total liabilities at fair value, measured at net asset value per share	2		9
Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities
Long-term debt	899		936
Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	7,631		6,365
Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	41,814		45,041
Recurring basis | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	2,772		2,282
Recurring basis | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt	5,063		5,567
Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities
Long-term debt	1,072		863
Recurring basis | Other liabilities - of which failed sales
Liabilities
Other liabilities	564		662
Recurring basis | Debt securities
Liabilities
Obligation to return securities received as collateral	1,984		1,378
Trading liabilities	8,552		9,301
Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	4,598		5,854
Recurring basis | Debt securities | Corporate debt securities
Liabilities
Obligation to return securities received as collateral	764		726
Trading liabilities	3,826		3,348
Recurring basis | Equity securities
Liabilities
Obligation to return securities received as collateral	43,538		36,696
Trading liabilities	19,042		15,164
Trading liabilities, measured at net asset value per share	2		9
Recurring basis | Derivative instruments
Liabilities
Trading liabilities	15,182		14,654
Netting impact	(130,924)		(136,861)
Recurring basis | Trading Liabilities
Liabilities
Netting impact	(130,924)		(136,861)
Recurring basis | Other liabilities
Liabilities
Netting impact	(216)		(233)
Level 1 | Recurring basis
Liabilities
Due to banks	0		0
Customer deposits	0		0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Obligation to return securities received as collateral	44,515		36,697
Trading liabilities	31,163		23,108
Short-term borrowings	0		0
Long-term debt	0		0
Other liabilities	0		0
Total liabilities at fair value	75,678		59,805
Level 1 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities
Long-term debt	0		0
Level 1 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	0		0
Level 1 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	0		0
Level 1 | Recurring basis | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	0		0
Level 1 | Recurring basis | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt	0		0
Level 1 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities
Long-term debt	0		0
Level 1 | Recurring basis | Other liabilities - of which failed sales
Liabilities
Other liabilities	0		0
Level 1 | Recurring basis | Debt securities
Liabilities
Obligation to return securities received as collateral	1,126		576
Trading liabilities	4,297		5,160
Level 1 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	4,272		5,108
Level 1 | Recurring basis | Debt securities | Corporate debt securities
Liabilities
Obligation to return securities received as collateral	0		0
Trading liabilities	6		12
Level 1 | Recurring basis | Equity securities
Liabilities
Obligation to return securities received as collateral	43,389		36,121
Trading liabilities	18,744		14,217
Level 1 | Recurring basis | Derivative instruments
Liabilities
Trading liabilities	8,122		3,731
Level 1 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	2,749		1,254
Level 1 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	326		8
Level 1 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	0		0
Level 1 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	5,045		2,468
Level 2 | Recurring basis
Liabilities
Due to banks	169		197
Customer deposits	2,941		3,056
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	9,457		15,262
Obligation to return securities received as collateral	998		1,331
Trading liabilities	139,492		149,637
Short-term borrowings	10,010		10,174
Long-term debt	49,242		51,127
Other liabilities	6,870		7,379
Total liabilities at fair value	219,179		238,163
Level 2 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities
Long-term debt	899		936
Level 2 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	7,088		6,216
Level 2 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	29,659		32,782
Level 2 | Recurring basis | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	2,664		2,221
Level 2 | Recurring basis | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt	5,062		5,567
Level 2 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities
Long-term debt	1,033		833
Level 2 | Recurring basis | Other liabilities - of which failed sales
Liabilities
Other liabilities	465		439
Level 2 | Recurring basis | Debt securities
Liabilities
Obligation to return securities received as collateral	858		802
Trading liabilities	4,214		4,139
Level 2 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	326		746
Level 2 | Recurring basis | Debt securities | Corporate debt securities
Liabilities
Obligation to return securities received as collateral	764		726
Trading liabilities	3,779		3,334
Level 2 | Recurring basis | Equity securities
Liabilities
Obligation to return securities received as collateral	140		529
Trading liabilities	242		883
Level 2 | Recurring basis | Derivative instruments
Liabilities
Trading liabilities	135,036		144,615
Level 2 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	68,649		80,534
Level 2 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	40,835		35,707
Level 2 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	7,165		7,982
Level 2 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	17,806		19,459
Level 3 | Recurring basis
Liabilities
Due to banks	0		0
Customer deposits	466		455
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Obligation to return securities received as collateral	9		46
Trading liabilities	3,043		3,226
Short-term borrowings	1,665		845
Long-term debt	12,963		12,501
Other liabilities	1,096		1,478
Total liabilities at fair value	19,242		18,551
Level 3 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities
Long-term debt	0		0
Level 3 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	543		149
Level 3 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	12,155		12,259
Level 3 | Recurring basis | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	108		61
Level 3 | Recurring basis | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt	1		0
Level 3 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities
Long-term debt	39		30
Level 3 | Recurring basis | Other liabilities - of which failed sales
Liabilities
Other liabilities	99		223
Level 3 | Recurring basis | Debt securities
Liabilities
Obligation to return securities received as collateral	0		0
Trading liabilities	41		2
Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	0		0
Level 3 | Recurring basis | Debt securities | Corporate debt securities
Liabilities
Obligation to return securities received as collateral	0		0
Trading liabilities	41		2
Level 3 | Recurring basis | Equity securities
Liabilities
Obligation to return securities received as collateral	9		46
Trading liabilities	54		55
Level 3 | Recurring basis | Derivative instruments
Liabilities
Trading liabilities	2,948		3,169
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	230		317
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	159		100
Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	900		898
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	1,129		1,301
Bank
Liabilities
Due to banks	169		197
Customer deposits	3,407		3,511
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	9,457		15,262
Obligation to return securities received as collateral	45,522		38,074
Trading liabilities	42,779		39,132
Short-term borrowings	11,675		11,019
Long-term debt	61,272		62,622
Other liabilities	7,735		8,590
Netting impact	(131,200)		(137,400)
Bank | Recurring basis
Liabilities
Due to banks	169		197
Customer deposits	3,407		3,511
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	9,457		15,262
Obligation to return securities received as collateral	45,522		38,074
Trading liabilities	42,779		39,132
Trading liabilities, measured at net asset value per share	2		9
Short-term borrowings	11,675		11,019
Long-term debt	61,272		62,622
Other liabilities	7,735		8,590
Netting impact	(131,197)		(137,408)
Total liabilities at fair value	182,016		178,407
Total liabilities at fair value, measured at net asset value per share	2		9
Bank | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities
Long-term debt	899		936
Bank | Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	7,631		6,365
Bank | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	41,814		45,041
Bank | Recurring basis | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	2,772		2,282
Bank | Recurring basis | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt	4,126		4,557
Bank | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities
Long-term debt	1,072		863
Bank | Recurring basis | Other liabilities - of which failed sales
Liabilities
Other liabilities	564		662
Bank | Recurring basis | Debt securities
Liabilities
Obligation to return securities received as collateral	1,984		1,378
Trading liabilities	8,552		9,301
Bank | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	4,598		5,854
Bank | Recurring basis | Debt securities | Corporate debt securities
Liabilities
Obligation to return securities received as collateral	764		726
Trading liabilities	3,826		3,348
Bank | Recurring basis | Equity securities
Liabilities
Obligation to return securities received as collateral	43,538		36,696
Trading liabilities	19,044		15,177
Trading liabilities, measured at net asset value per share	2		9
Bank | Recurring basis | Derivative instruments
Liabilities
Trading liabilities	15,183		14,654
Netting impact	(130,981)		(137,175)
Bank | Recurring basis | Trading Liabilities
Liabilities
Netting impact	(130,981)		(137,175)
Bank | Recurring basis | Other liabilities
Liabilities
Netting impact	(216)		(233)
Bank | Level 1 | Recurring basis
Liabilities
Due to banks	0		0
Customer deposits	0		0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Obligation to return securities received as collateral	44,515		36,697
Trading liabilities	31,164		23,121
Short-term borrowings	0		0
Long-term debt	0		0
Other liabilities	0		0
Total liabilities at fair value	75,679		59,818
Bank | Level 1 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities
Long-term debt	0		0
Bank | Level 1 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	0		0
Bank | Level 1 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	0		0
Bank | Level 1 | Recurring basis | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	0		0
Bank | Level 1 | Recurring basis | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt	0		0
Bank | Level 1 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities
Long-term debt	0		0
Bank | Level 1 | Recurring basis | Other liabilities - of which failed sales
Liabilities
Other liabilities	0		0
Bank | Level 1 | Recurring basis | Debt securities
Liabilities
Obligation to return securities received as collateral	1,126		576
Trading liabilities	4,297		5,160
Bank | Level 1 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	4,272		5,108
Bank | Level 1 | Recurring basis | Debt securities | Corporate debt securities
Liabilities
Obligation to return securities received as collateral	0		0
Trading liabilities	6		12
Bank | Level 1 | Recurring basis | Equity securities
Liabilities
Obligation to return securities received as collateral	43,389		36,121
Trading liabilities	18,746		14,230
Bank | Level 1 | Recurring basis | Derivative instruments
Liabilities
Trading liabilities	8,121		3,731
Bank | Level 1 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	2,749		1,254
Bank | Level 1 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	326		8
Bank | Level 1 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	0		0
Bank | Level 1 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	5,045		2,468
Bank | Level 2 | Recurring basis
Liabilities
Due to banks	169		197
Customer deposits	2,941		3,056
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	9,457		15,262
Obligation to return securities received as collateral	998		1,331
Trading liabilities	139,551		149,951
Short-term borrowings	10,010		10,174
Long-term debt	48,309		50,121
Other liabilities	6,866		7,356
Total liabilities at fair value	218,301		237,448
Bank | Level 2 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities
Long-term debt	899		936
Bank | Level 2 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	7,088		6,216
Bank | Level 2 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	29,659		32,782
Bank | Level 2 | Recurring basis | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	2,664		2,221
Bank | Level 2 | Recurring basis | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt	4,125		4,557
Bank | Level 2 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities
Long-term debt	1,033		833
Bank | Level 2 | Recurring basis | Other liabilities - of which failed sales
Liabilities
Other liabilities	465		439
Bank | Level 2 | Recurring basis | Debt securities
Liabilities
Obligation to return securities received as collateral	858		802
Trading liabilities	4,214		4,139
Bank | Level 2 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	326		746
Bank | Level 2 | Recurring basis | Debt securities | Corporate debt securities
Liabilities
Obligation to return securities received as collateral	764		726
Trading liabilities	3,779		3,334
Bank | Level 2 | Recurring basis | Equity securities
Liabilities
Obligation to return securities received as collateral	140		529
Trading liabilities	242		883
Bank | Level 2 | Recurring basis | Derivative instruments
Liabilities
Trading liabilities	135,095		144,929
Bank | Level 2 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	68,595		80,290
Bank | Level 2 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	40,835		35,707
Bank | Level 2 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	7,165		7,982
Bank | Level 2 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	17,919		20,017
Bank | Level 3 | Recurring basis
Liabilities
Due to banks	0		0
Customer deposits	466		455
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Obligation to return securities received as collateral	9		46
Trading liabilities	3,043		3,226
Short-term borrowings	1,665		845
Long-term debt	12,963		12,501
Other liabilities	1,085		1,467
Total liabilities at fair value	19,231		18,540
Bank | Level 3 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities
Long-term debt	0		0
Bank | Level 3 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	543		149
Bank | Level 3 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	12,155		12,259
Bank | Level 3 | Recurring basis | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	108		61
Bank | Level 3 | Recurring basis | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt	1		0
Bank | Level 3 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities
Long-term debt	39		30
Bank | Level 3 | Recurring basis | Other liabilities - of which failed sales
Liabilities
Other liabilities	99		223
Bank | Level 3 | Recurring basis | Debt securities
Liabilities
Obligation to return securities received as collateral	0		0
Trading liabilities	41		2
Bank | Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	0		0
Bank | Level 3 | Recurring basis | Debt securities | Corporate debt securities
Liabilities
Obligation to return securities received as collateral	0		0
Trading liabilities	41		2
Bank | Level 3 | Recurring basis | Equity securities
Liabilities
Obligation to return securities received as collateral	9		46
Trading liabilities	54		55
Bank | Level 3 | Recurring basis | Derivative instruments
Liabilities
Trading liabilities	2,948		3,169
Bank | Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	230		317
Bank | Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	159		100
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	900		898
Bank | Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	SFr 1,129		SFr 1,301